Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Beverages (17.9%)
	Coca-Cola Co.	10,598,485	679,151
	PepsiCo Inc.	2,303,636	376,529
*	Monster Beverage Corp.	2,178,937	120,125
	Constellation Brands Inc. Class A	483,389	116,473
	Keurig Dr Pepper Inc.	3,403,002	111,108
	Molson Coors Beverage Co. Class B	629,455	39,064
	Brown-Forman Corp. Class B	670,538	28,216
	Coca-Cola Consolidated Inc.	20,883	27,237
*	Boston Beer Co. Inc. Class A	50,356	15,925
*	Celsius Holdings Inc.	491,174	13,974
*	Vita Coco Co. Inc.	347,667	12,356
	National Beverage Corp.	209,169	10,331
[1]	MGP Ingredients Inc.	122,966	5,691
*	Duckhorn Portfolio Inc.	488,049	5,368
			1,561,548
Consumer Staples Distribution & Retail (35.8%)
	Costco Wholesale Corp.	1,171,702	1,138,754
	Walmart Inc.	11,638,998	1,076,607
	Target Corp.	1,326,588	175,521
	Kroger Co.	2,036,445	124,386
	Sysco Corp.	1,464,792	112,950
*	US Foods Holding Corp.	765,041	53,377
	Casey's General Stores Inc.	122,384	51,510
*	Sprouts Farmers Market Inc.	332,958	51,435
	Dollar General Corp.	657,663	50,818
*	Performance Food Group Co.	526,798	46,485
*	Dollar Tree Inc.	634,014	45,186
*	BJ's Wholesale Club Holdings Inc.	452,801	43,605
	Albertsons Cos. Inc. Class A	1,287,138	25,550
	Walgreens Boots Alliance Inc.	2,440,879	22,017
*	Maplebear Inc.	438,065	19,130
*	United Natural Foods Inc.	554,705	13,773
	PriceSmart Inc.	153,068	13,736
*	Chefs' Warehouse Inc.	271,376	12,133
*	Grocery Outlet Holding Corp.	565,559	11,877
	Andersons Inc.	233,515	11,148
	Weis Markets Inc.	148,585	10,822
	Ingles Markets Inc. Class A	128,728	9,513
	SpartanNash Co.	374,045	7,099
			3,127,432
Food Products (15.3%)
	Mondelez International Inc. Class A	3,807,659	247,308
	General Mills Inc.	1,647,724	109,178
	Kraft Heinz Co.	2,716,273	86,839
	Archer-Daniels-Midland Co.	1,478,984	80,753
	Hershey Co.	445,240	78,420
	Kellanova	848,145	68,946
	McCormick & Co. Inc.	790,260	61,964
	Tyson Foods Inc. Class A	909,369	58,654
	Conagra Brands Inc.	1,546,473	42,605
	Bunge Global SA	469,411	42,125
	J M Smucker Co.	355,327	41,854
	Lamb Weston Holdings Inc.	477,708	36,898
	Ingredion Inc.	234,341	34,528
	Hormel Foods Corp.	1,020,716	33,102
	Campbell Soup Co.	683,536	31,579
*	Freshpet Inc.	180,301	27,595
*	Post Holdings Inc.	203,935	24,570
*	Darling Ingredients Inc.	599,948	24,316

Vanguard® Consumer Staples Index Fund
		Shares	Market Value ($000)
	Cal-Maine Foods Inc.	205,331	20,042
	Flowers Foods Inc.	834,010	18,865
*	Simply Good Foods Co.	440,804	17,540
	Lancaster Colony Corp.	88,492	16,445
*	Pilgrim's Pride Corp.	285,519	14,736
	J & J Snack Foods Corp.	83,970	14,593
	Fresh Del Monte Produce Inc.	345,719	11,668
*	TreeHouse Foods Inc.	320,227	10,997
[1]	WK Kellogg Co.	516,503	10,743
*	Vital Farms Inc.	300,341	9,971
	Utz Brands Inc.	556,165	9,683
*	Hain Celestial Group Inc.	991,514	8,200
	John B Sanfilippo & Son Inc.	89,732	7,748
*	Mission Produce Inc.	470,744	6,261
	B&G Foods Inc.	872,992	5,832
	Tootsie Roll Industries Inc.	159,680	5,285
	Calavo Growers Inc.	187,252	5,189
*	Seneca Foods Corp. Class A	52,434	3,781
*,1	Beyond Meat Inc.	676,891	3,371
*,1	Westrock Coffee Co.	340,949	2,738
	Seaboard Corp.	148	387
*	Benson Hill Inc.	2,613	10
			1,335,319
Household Products (19.3%)
	Procter & Gamble Co.	6,230,349	1,116,852
	Colgate-Palmolive Co.	2,223,803	214,886
	Kimberly-Clark Corp.	981,164	136,725
	Church & Dwight Co. Inc.	748,429	82,425
	Clorox Co.	331,627	55,438
	WD-40 Co.	65,895	18,259
	Energizer Holdings Inc.	409,699	15,614
	Spectrum Brands Holdings Inc.	160,447	14,753
*	Central Garden & Pet Co. Class A	370,997	12,536
	Reynolds Consumer Products Inc.	402,795	11,153
*	Central Garden & Pet Co.	113,100	4,496
			1,683,137
Personal Care Products (3.5%)
	Kenvue Inc.	5,631,725	135,612
	Estee Lauder Cos. Inc. Class A	697,914	50,334
*	BellRing Brands Inc.	470,327	36,902
*	e.l.f. Beauty Inc.	201,971	26,159
	Inter Parfums Inc.	108,633	14,954
*	Coty Inc. Class A	1,757,032	12,984
	Edgewell Personal Care Co.	297,762	10,892
*	Herbalife Ltd.	873,024	6,783
*	USANA Health Sciences Inc.	126,668	4,881
	Nu Skin Enterprises Inc. Class A	551,160	4,023
*	Olaplex Holdings Inc.	1,453,411	2,805
*	Medifast Inc.	120,112	2,363
*	Beauty Health Co.	876,196	1,297
			309,989
Tobacco (8.1%)
	Philip Morris International Inc.	3,030,551	403,245
	Altria Group Inc.	4,867,583	281,054
	Turning Point Brands Inc.	186,332	11,534
	Universal Corp.	194,708	11,122
			706,955
Total Common Stocks (Cost $7,242,350)			8,724,380

Vanguard® Consumer Staples Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $12,339)	123,417	12,341
Total Investments (100.0%) (Cost $7,254,689)			8,736,721
Other Assets and Liabilities—Net (0.0%)			(3,452)
Net Assets (100.0%)			8,733,269
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,451,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,350,000 was received for securities on loan, of which $7,079,000 is held in Vanguard Market Liquidity Fund and $1,271,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/29/25	BANA	10,030	(4.648)	38	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $635,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Vanguard® Consumer Staples Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,724,380	—	—	8,724,380
Temporary Cash Investments	12,341	—	—	12,341
Total	8,736,721	—	—	8,736,721
Derivative Financial Instruments
Assets
Swap Contracts	—	38	—	38